Derivative Financial Instruments (Details) - Schedule of Derivative Financial Instrument Contracts - Currency Swap Contract [Member]
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Derivative Financial Instruments (Details) - Schedule of Derivative Financial Instrument Contracts [Line Items]
Notional amount				$ 97,260	$ 41,750	$ 134,050
Fair Value	$ 47,920	$ 15,329	$ 28,193
Average Strike (in Pesos per share and Dollars per share) | (per share)	$ 17.96	$ 20.31	$ 20.66
Maturity date	Weekly, through December 2024	Weekly, through August 2023	Weekly, through October 2022
Total Assets			$ 28,193
Total Liabilities	$ 47,920	$ 15,329